American Century Municipal Trust
PROSPECTUS SUPPLEMENT

ARIZONA MUNICIPAL BOND FUND * FLORIDA MUNICIPAL BOND FUND

Supplement dated February 26, 2004 * Prospectus dated October 1, 2003
                                     (Investor Class)

Effective February 26, 2004, the Arizona Municipal Bond Fund and Florida
Municipal Bond Fund are closed to new retail investors, but are available through financial intermediaries. Any shareholder with an open account as of
February 26, 2004, may make additional investments and reinvest dividends and capital gains distributions as long as such account remains open.

SH-SPL-37012   0402